Debt securities - Schedule of changes in impairment losses on debt instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instruments
Impairment at beginning of year	€ (283,497)	€ (243,203)
Impairment at end of year	(300,026)	(283,497)	€ (243,203)
Accumulated impairment
Debt Instruments
Impairment at beginning of year	349	286
Impairment at end of year	520	349	286
Debt securities
Debt Instruments
Impairment at beginning of year	(283,497)	(243,203)
Impairment at end of year	(300,026)	(283,497)	(243,203)
Debt securities | Accumulated impairment
Debt Instruments
Impairment at beginning of year	349	286	226
Net impairment losses for the year	182	226	24
Impairment losses charged to income	238	234	36
Impairment losses reversed with a credit to income	(56)	(8)	(12)
Assets written off	0	(131)	0
Exchange differences and other items	(11)	(32)	36
Impairment at end of year	520	349	286
Debt securities | Accumulated impairment | Financial assets at amortized cost
Debt Instruments
Net impairment losses for the year	182	227	23
Debt securities | Accumulated impairment | Financial assets at fair value through other comprehensive income
Debt Instruments
Net impairment losses for the year	0	(1)	1
Debt securities | Accumulated impairment | European Union
Debt Instruments
Impairment at beginning of year	23	22
Impairment at end of year	26	23	22
Debt securities | Accumulated impairment | America
Debt Instruments
Impairment at beginning of year	326	264
Impairment at end of year	€ 494	€ 326	€ 264